Other Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Other Information (Details) [Line Items]
Operating segment	1
Executive [Members]
Other Information (Details) [Line Items]
Executive management, non-executive members	€ 0.9	€ 1.0
Non-executive [Member]
Other Information (Details) [Line Items]
Executive management, non-executive members	0.1	0.2
Germany [Member]
Other Information (Details) [Line Items]
Revenue	4.9	29.3
United States [Member]
Other Information (Details) [Line Items]
Revenue	€ 0.1	€ 0.2